SCHEDULE 1-RENESOLA LTD CONDENSED FINANCIAL STATEMENTS (Schedule of Statements of Cash Flows) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CONDENSED FINANCIAL STATEMENTS [Line Items]
Net loss	$ (34,698,251)	$ (5,075,122)	$ (33,630,021)
Adjustments to reconcile net income to net cash used in operating activities:
Amortization of deferred convertible notes issue costs and premium	32,935	764,527	933,152
Gains from repurchase of convertible bond	(212,056)	(13,693,269)	(7,048,188)
Share-based compensation	746,980	1,527,494	2,240,126
Gains on derivatives	(4,591,991)	6,030,915	(6,057,941)
Fair value change of warrant liability	(577,500)	(1,312,500)	(7,455,000)
Changes in assets and liabilities :
Other long-term assets			(158,952)
Prepaid expenses and other current assets	(7,879,348)	15,169,401	40,319,263
Other current liabilities	117,836	(2,951,445)	9,224,022
Other long-term liabilities	(55,527)	(1,728,349)	(2,874,319)
Net cash provided by (used in) operating activities	27,533,879	2,209,607	(121,688,959)
Investing activities:
Net cash received from settlement of derivatives	1,889,873	(4,371,142)	4,397,504
Net cash provided by (used in) investing activities	42,159,931	(40,027,473)	115,460,987
Financing activities:
Proceeds from exercise of share option		640,680	993,329
Cash paid for repurchase of convertible notes	(25,931,219)	(54,376,600)	(9,809,860)
Cash paid for ADSs repurchase	(1,493,352)	(812,183)
Net cash provided by (used in) financing activities	(62,373,714)	(11,157,751)	13,048,666
Net increase (decrease) in cash and cash equivalents	(708,843)	(61,802,379)	13,074,926
Cash and cash equivalents, beginning of year	38,045,225	99,847,604	86,772,678
Cash and cash equivalents, end of year	37,336,382	38,045,225	99,847,604
RENESOLA LTD [Member]
CONDENSED FINANCIAL STATEMENTS [Line Items]
Net loss	(34,698,251)	(5,075,122)	(33,630,021)
Equity in losses of subsidiaries	32,142,144	21,642,270	47,999,050
Adjustments to reconcile net income to net cash used in operating activities:
Amortization of deferred convertible notes issue costs and premium	32,935	764,527	933,152
Gains from repurchase of convertible bond	(212,056)	(13,693,269)	(7,048,188)
Share-based compensation	746,980	1,466,181	2,166,097
Gains on derivatives		(7,784,352)	(7,202,205)
Fair value change of warrant liability	(577,500)	(1,312,500)	(7,455,000)
Changes in assets and liabilities :
Other long-term assets			(158,952)
Prepaid expenses and other current assets	(99,889)	(257,933)	313,310
Other current liabilities	(275,999)	(1,067,521)	(536,417)
Other long-term liabilities			(2,582,694)
Net cash provided by (used in) operating activities	(2,941,636)	(5,317,719)	(7,201,868)
Investing activities:
Investment in subsidiaries		(33,783)	(15,623)
Net cash received from settlement of derivatives		9,078,226	4,960,574
Net cash provided by (used in) investing activities		9,044,443	4,944,951
Financing activities:
Proceeds from exercise of share option		640,680	362,801
Cash paid for repurchase of convertible notes	(25,931,219)	(54,376,600)	(9,809,860)
Cash paid for ADSs repurchase	(1,493,352)	(812,184)
Receipt of loan from subsidiaries	20,207,022	59,675,011	11,999,596
Net cash provided by (used in) financing activities	(7,217,549)	5,126,907	2,552,537
Net increase (decrease) in cash and cash equivalents	(10,159,185)	8,853,631	295,620
Cash and cash equivalents, beginning of year	10,181,328	1,327,697	1,032,077
Cash and cash equivalents, end of year	$ 22,143	$ 10,181,328	$ 1,327,697